ADVISORS SERIES TRUST
c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, Wisconsin 53202

September 20, 2013

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C.  20549

Re:	Advisors Series Trust (the “Trust”) File Nos.: 333-17391 and 811-07959 PIA Short Duration Bond Fund (S000038165)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, PIA Short Duration Bond Fund (the “Fund”), hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated August 20, 2013, and filed electronically as Post-Effective Amendment No. 531 to the Trust’s Registration Statement on Form N-1A on August 16, 2013.  Based on a telephone conversation with Mr. Jeff Foor of the U.S. Securities and Exchange Commission on September 19, 2013, this filing, though later than required by Rule 497(j) of the 1933 Act, completes our filing obligations with respect to the Fund.

If you have any questions or require further information, please do not hesitate to contact the undersigned at (414) 765-6609.

Sincerely,

/s/ Jeanine M. Bajczyk
Jeanine M. Bajczyk, Esq.
Secretary
Advisors Series Trust